Note 5 - Loans - Modified in a Troubled Debt Restructuring (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Number of contracts	0		2
Pre-modification			$ 446,064
Post-modification			$ 445,881
Real Estate Portfolio Segment [Member] | Commercial [Member]
Number of contracts	1		1
Pre-modification	$ 402,430		$ 91,280
Post-modification	$ 402,430		$ 91,097
Real Estate Portfolio Segment [Member] | Residential [Member]
Number of contracts			1
Pre-modification			$ 354,784
Post-modification			$ 354,784